Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Leases [Abstract]
Operating lease cost	$ 3,997	$ 3,545	$ 3,877	$ 9,248	$ 12,980	$ 14,199
Variable lease cost	1,274	1,355	2,569	2,703	5,936	3,616
Short term lease cost	219	215	302	415	172	43
Total lease cost	$ 5,490	$ 5,115	$ 6,748	$ 12,366	$ 19,088	$ 17,858